                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED JUNE 27, 2006
                                      TO
               PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

Prospectus supplements dated May 1, 2006 to prospectuses dated May 1, 2006 described an increase in certain Purchase Payment Credits applicable to Series XC and Class XC variable annuity contracts issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, and First MetLife Investors Insurance Company ("we," "us," or "our"). The May 1, 2006 supplements stated that we reserved the right to rescind this Purchase Payment Credit increase for contracts issued after June 9, 2006.

This supplement states that we have rescinded this Purchase Payment Credit increase for contracts issued after June 9, 2006.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                Telephone: 800-343-8496
Irvine, CA 92614